Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payables	$ 1,009	$ 496
Net expenses	1,144	983	$ 1,136
Receivables	178	171
Net income	119	157	71
Carlos Moreira
Related Party Transaction [Line Items]
Payables	460	353
Peter Ward
Related Party Transaction [Line Items]
Payables	295
Philippe Doubre
Related Party Transaction [Line Items]
Net expenses	39	63	179
David Fergusson
Related Party Transaction [Line Items]
Payables	10
Net expenses	61	68	78
Jean Philippe Ladisa
Related Party Transaction [Line Items]
Payables	14
Net expenses	116	53	68
Eric Pellaton
Related Party Transaction [Line Items]
Payables	10
Net expenses	76	87	92
Cristina Dolan
Related Party Transaction [Line Items]
Payables	10
Net expenses	76	67
Maria Pia Aqueveque Jabbaz
Related Party Transaction [Line Items]
Payables	10
Net expenses	116	34	2
Ruma Bose
Related Party Transaction [Line Items]
Payables	11
Net expenses	33
Danil Kerimi
Related Party Transaction [Line Items]
Payables	6
Net expenses	8
Hans-Christian Boos
Related Party Transaction [Line Items]
Net expenses		158	125
Nicolas Ramseier
Related Party Transaction [Line Items]
Net expenses		1
Philippe Gerwill
Related Party Transaction [Line Items]
Net expenses			10
Geoffrey Lipman
Related Party Transaction [Line Items]
Net expenses			8
OISTE
Related Party Transaction [Line Items]
Payables	104	70
Net expenses	321	252	350
Receivables	178	171
Net income	119	157	71
Terra Venetures Inc.
Related Party Transaction [Line Items]
Payables	31	30
GSP Holdings Ltd
Related Party Transaction [Line Items]
Payables	16	13
SAI LLC (SBT Ventures)
Related Party Transaction [Line Items]
Payables	32	30
Related Parties of Carlos Moreira
Related Party Transaction [Line Items]
Net expenses	$ 298	$ 200	$ 224